STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Cash flows from operating activities:
Net (loss)	$ (5,475)	$ (5,875)
Adjustment to reconcile net loss to net cash provided by (used in) operating activities
Change in operating assets and liabilities:
Decrease in prepaid expenses		$ 1,000
Increase in accounts payable and accrued expenses	$ 5,475	$ 4,875
Net cash (used in) provided by operating activities
Net change in cash and cash equivalents
Cash and cash equivalents, beginning of year
Cash and cash equivalents, end of year
Supplemental disclosure of cash flow information
Cash paid for income taxes
Cash paid for interest